SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Lease liabilities – current portion	$ 34,143	$ 66,604
Lease liabilities – non-current portion		33,985
Total	$ 34,143	$ 100,589